Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	Value of Initial Fixed US$100 Investment Based On:		Net Income (Loss) ($)	Global Revenue ($)(5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
2025	17,943,251	60,667,441	10,458,110	23,534,664	118	125	286,933,000	5,343,033,000
2024	20,836,439	14,972,388	7,938,281	6,673,955	71	93	(644,786,000)	3,810,241,000
2023	18,925,730	11,431,433	7,108,129	6,652,989	70	94	(881,708,000)	2,458,779,000
2022	18,047,667	11,216,389	6,355,270	3,367,166	85	90	(2,003,815,000)	1,415,921,000
2021	16,748,546	22,876,853	5,143,513	5,761,306	105	100	(1,457,816,000)	1,176,283,000

(1)
The dollar amounts reported are the amounts of total compensation reported for our Chief Executive Officer, John V. Oyler, in the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022, and 2021. John V. Oyler served as Chief Executive Officer for each of the years presented.

(2)
The dollar amounts reported represent the amount of “Compensation Actually Paid”, as computed in accordance with SEC rules. The dollar amounts do not only reflect the actual amounts of compensation paid to our Chief Executive Officer or other named executive officers during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.

(3)
For 2025, reflects compensation information for our named executive officers, other than our Chief Executive Officer, as described in the Compensation Discussion and Analysis portion of this proxy statement. For 2024, reflects compensation information for Xiaobin Wu, Julia Wang, Lai Wang, Aaron Rosenberg and Chan Lee. For 2023, reflects data for Xiaobin Wu, Lai Wang, Julia Wang and Chan Lee. For 2022, reflects compensation information for Xiaobin Wu, Julia Wang, Lai Wang, and Jane Huang. For 2021, reflects compensation information for Xiaobin Wu, Lai Wang, Julia Wang, Jane Huang and Howard Liang.

(4)
Reflects cumulative total shareholder return of the Nasdaq Biotechnology Index, as of December 31, 2025, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The Nasdaq Biotechnology Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

(5)
The Company has identified Global Revenue as the company-selected financial measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link “Compensation Actually Paid” to the executive officers in 2025 to the Company’s performance.
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:
	2025($)	2024($)	2023($)	2022($)	2021($)
Summary Compensation Table Values	17,943,251	20,836,439	18,925,730	18,047,667	16,748,546
Adjustments
Deduction for grant date fair value amounts reported under “Share Awards” column in the Summary Compensation Table	(11,249,615)	(11,999,768)	(5,499,851)	(3,999,886)	(3,749,738)
Deduction for grant date fair value amounts reported under “Option Awards” column in the Summary Compensation Table	(3,749,967)	(5,999,924)	(10,999,987)	(11,999,969)	(11,249,988)
Year-over-Year change in the fair value of the Share Awards and Option Awards	57,723,772	12,135,641	9,005,541	9,168,577	21,128,033
As of year-end for share awards granted during the year	12,974,510	13,937,478	4,934,109	5,650,918	3,047,963
Year-over-year increase (decrease) of unvested share awards granted in prior years	10,602,161	(2,741,728)	(3,016,530)	(5,169,361)	(6,167,656)
Increase (decrease) from prior fiscal year-end for share awards that vested during the year	6,599,096	2,571,754	1,757,090	2,790,149	8,513,109
Decrease in fair value of share awards forfeited during the year	—	—	—	—	—
As of year-end for option awards granted during the year	4,312,399	7,170,732	8,881,173	19,018,564	8,085,256
Year-over-year increase (decrease) of unvested option awards granted in prior years	8,741,796	(9,374,770)	(15,862,437)	(22,568,170)	(22,321,474)
Increase (decrease) from prior fiscal year-end for option awards that vested during the year	14,493,808	572,175	12,312,136	9,446,478	29,970,835
Decrease in fair value of option awards forfeited during the year	—	—	—	—	—
“Compensation Actually Paid” as defined by SEC rules	60,667,441	14,972,388	11,431,433	11,216,389	22,876,853
To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO named executive officers for each applicable year as reported in the Summary Compensation Table:
	2025($)	2024($)	2023($)	2022($)	2021($)
Average Summary Compensation Table Values	10,458,110	7,938,281	7,108,129	6,355,270	5,143,513
Adjustments
Deduction for average grant date fair value of amounts reported to Non-CEO NEOs under “Share Awards” column in the Summary Compensation Table	(7,367,517)	(3,879,868)	(1,961,799)	(1,530,694)	(1,301,952)
Deduction for average grant date fair value of amounts reported to Non-CEO NEOs under “Option Awards” column in the Summary Compensation Table	(1,622,507)	(1,939,970)	(3,923,789)	(3,878,829)	(2,962,605)
Year-over-Year change in the average fair value of the Share Awards and Option Awards	22,066,578	4,555,512	5,430,448	2,421,419	4,882,350
As of year-end for share awards granted during the year	8,113,854	3,631,546	1,759,998	2,027,077	773,830
Year-over-year increase (decrease) of unvested share awards granted in prior years	3,376,902	(629,516)	(1,396,018)	(3,171,371)	(1,711,290)
Increase (decrease) from prior fiscal year-end for share awards that vested during the year	2,042,299	1,219,522	2,656,725	1,518,326	3,166,184
Decrease in fair value of share awards forfeited during the year	—	(1,039,985)	—	(307,302)	(369,601)
As of year-end for option awards granted during the year	1,865,855	1,849,707	3,167,990	5,943,252	2,052,737
Year-over-year increase (decrease) of unvested option awards granted in prior years	2,588,111	(2,366,351)	(3,948,214)	(4,561,808)	(4,842,349)
Increase (decrease) from prior fiscal year-end for option awards that vested during the year	4,079,557	2,551,974	3,189,968	1,981,811	7,018,416
Decrease in fair value of option awards forfeited during the year	—	(661,385)	—	(1,008,565)	(1,205,576)
Average “Compensation Actually Paid” as defined by SEC rules	23,534,664	6,673,955	6,652,989	3,367,166	5,761,306
Equity Valuations: Stock option grant date fair values are calculated based on the binomial/lattice method option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Company Selected Measure Name	GlobalRevenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for our Chief Executive Officer, John V. Oyler, in the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022, and 2021. John V. Oyler served as Chief Executive Officer for each of the years presented.
(3)
For 2025, reflects compensation information for our named executive officers, other than our Chief Executive Officer, as described in the Compensation Discussion and Analysis portion of this proxy statement. For 2024, reflects compensation information for Xiaobin Wu, Julia Wang, Lai Wang, Aaron Rosenberg and Chan Lee. For 2023, reflects data for Xiaobin Wu, Lai Wang, Julia Wang and Chan Lee. For 2022, reflects compensation information for Xiaobin Wu, Julia Wang, Lai Wang, and Jane Huang. For 2021, reflects compensation information for Xiaobin Wu, Lai Wang, Julia Wang, Jane Huang and Howard Liang.

Peer Group Issuers, Footnote
(4)
Reflects cumulative total shareholder return of the Nasdaq Biotechnology Index, as of December 31, 2025, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The Nasdaq Biotechnology Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 17,943,251	$ 20,836,439	$ 18,925,730	$ 18,047,667	$ 16,748,546
PEO Actually Paid Compensation Amount	$ 60,667,441	14,972,388	11,431,433	11,216,389	22,876,853
Adjustment To PEO Compensation, Footnote
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:
	2025($)	2024($)	2023($)	2022($)	2021($)
Summary Compensation Table Values	17,943,251	20,836,439	18,925,730	18,047,667	16,748,546
Adjustments
Deduction for grant date fair value amounts reported under “Share Awards” column in the Summary Compensation Table	(11,249,615)	(11,999,768)	(5,499,851)	(3,999,886)	(3,749,738)
Deduction for grant date fair value amounts reported under “Option Awards” column in the Summary Compensation Table	(3,749,967)	(5,999,924)	(10,999,987)	(11,999,969)	(11,249,988)
Year-over-Year change in the fair value of the Share Awards and Option Awards	57,723,772	12,135,641	9,005,541	9,168,577	21,128,033
As of year-end for share awards granted during the year	12,974,510	13,937,478	4,934,109	5,650,918	3,047,963
Year-over-year increase (decrease) of unvested share awards granted in prior years	10,602,161	(2,741,728)	(3,016,530)	(5,169,361)	(6,167,656)
Increase (decrease) from prior fiscal year-end for share awards that vested during the year	6,599,096	2,571,754	1,757,090	2,790,149	8,513,109
Decrease in fair value of share awards forfeited during the year	—	—	—	—	—
As of year-end for option awards granted during the year	4,312,399	7,170,732	8,881,173	19,018,564	8,085,256
Year-over-year increase (decrease) of unvested option awards granted in prior years	8,741,796	(9,374,770)	(15,862,437)	(22,568,170)	(22,321,474)
Increase (decrease) from prior fiscal year-end for option awards that vested during the year	14,493,808	572,175	12,312,136	9,446,478	29,970,835
Decrease in fair value of option awards forfeited during the year	—	—	—	—	—
“Compensation Actually Paid” as defined by SEC rules	60,667,441	14,972,388	11,431,433	11,216,389	22,876,853

Non-PEO NEO Average Total Compensation Amount	$ 10,458,110	7,938,281	7,108,129	6,355,270	5,143,513
Non-PEO NEO Average Compensation Actually Paid Amount	$ 23,534,664	6,673,955	6,652,989	3,367,166	5,761,306
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO named executive officers for each applicable year as reported in the Summary Compensation Table:
	2025($)	2024($)	2023($)	2022($)	2021($)
Average Summary Compensation Table Values	10,458,110	7,938,281	7,108,129	6,355,270	5,143,513
Adjustments
Deduction for average grant date fair value of amounts reported to Non-CEO NEOs under “Share Awards” column in the Summary Compensation Table	(7,367,517)	(3,879,868)	(1,961,799)	(1,530,694)	(1,301,952)
Deduction for average grant date fair value of amounts reported to Non-CEO NEOs under “Option Awards” column in the Summary Compensation Table	(1,622,507)	(1,939,970)	(3,923,789)	(3,878,829)	(2,962,605)
Year-over-Year change in the average fair value of the Share Awards and Option Awards	22,066,578	4,555,512	5,430,448	2,421,419	4,882,350
As of year-end for share awards granted during the year	8,113,854	3,631,546	1,759,998	2,027,077	773,830
Year-over-year increase (decrease) of unvested share awards granted in prior years	3,376,902	(629,516)	(1,396,018)	(3,171,371)	(1,711,290)
Increase (decrease) from prior fiscal year-end for share awards that vested during the year	2,042,299	1,219,522	2,656,725	1,518,326	3,166,184
Decrease in fair value of share awards forfeited during the year	—	(1,039,985)	—	(307,302)	(369,601)
As of year-end for option awards granted during the year	1,865,855	1,849,707	3,167,990	5,943,252	2,052,737
Year-over-year increase (decrease) of unvested option awards granted in prior years	2,588,111	(2,366,351)	(3,948,214)	(4,561,808)	(4,842,349)
Increase (decrease) from prior fiscal year-end for option awards that vested during the year	4,079,557	2,551,974	3,189,968	1,981,811	7,018,416
Decrease in fair value of option awards forfeited during the year	—	(661,385)	—	(1,008,565)	(1,205,576)
Average “Compensation Actually Paid” as defined by SEC rules	23,534,664	6,673,955	6,652,989	3,367,166	5,761,306

Equity Valuation Assumption Difference, Footnote
Equity Valuations: Stock option grant date fair values are calculated based on the binomial/lattice method option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay-Versus-Performance Alignment
The following table identifies three of the financial performance measures used by our Compensation Committee to link the “compensation actually paid” (“CAP”) to our Chief Executive Officer and other named executive officers in 2025, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our named executive officers’ compensation is discussed in the Compensation Discussion and Analysis above.
Financial Performance Measures
Global Revenue	Research & Innovation	Non-GAAP Operating Income (Loss)

Total Shareholder Return Amount	$ 118	71	70	85	105
Peer Group Total Shareholder Return Amount	125	93	94	90	100
Net Income (Loss)	$ 286,933,000	$ (644,786,000)	$ (881,708,000)	$ (2,003,815,000)	$ (1,457,816,000)
Company Selected Measure Amount	5,343,033,000	3,810,241,000	2,458,779,000	1,415,921,000	1,176,283,000
PEO Name	John V. Oyler
Measure:: 1
Pay vs Performance Disclosure
Name	Global Revenue
Non-GAAP Measure Description
(5)
The Company has identified Global Revenue as the company-selected financial measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link “Compensation Actually Paid” to the executive officers in 2025 to the Company’s performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Research & Innovation
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAPOperating Income (Loss)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 57,723,772	$ 12,135,641	$ 9,005,541	$ 9,168,577	$ 21,128,033
PEO | Equity Share Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,249,615)	(11,999,768)	(5,499,851)	(3,999,886)	(3,749,738)
PEO | Equity Optiion Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,749,967)	(5,999,924)	(10,999,987)	(11,999,969)	(11,249,988)
PEO | Year-end Fair Value Of Share Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,974,510	13,937,478	4,934,109	5,650,918	3,047,963
PEO | Change In Fair Value Of Outstanding And Unvested Share Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,602,161	(2,741,728)	(3,016,530)	(5,169,361)	(6,167,656)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Share Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,599,096	2,571,754	1,757,090	2,790,149	8,513,109
PEO | Decrease In Fair Value Of Share Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value Of Option Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,312,399	7,170,732	8,881,173	19,018,564	8,085,256
PEO | Change In Fair Value Of Outstanding And Unvested Option Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,741,796	(9,374,770)	(15,862,437)	(22,568,170)	(22,321,474)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Option Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,493,808	572,175	12,312,136	9,446,478	29,970,835
PEO | Decrease In Fair Value Of Option Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,066,578	4,555,512	5,430,448	2,421,419	4,882,350
Non-PEO NEO | Equity Share Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,367,517)	(3,879,868)	(1,961,799)	(1,530,694)	(1,301,952)
Non-PEO NEO | Equity Optiion Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,622,507)	(1,939,970)	(3,923,789)	(3,878,829)	(2,962,605)
Non-PEO NEO | Year-end Fair Value Of Share Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,113,854	3,631,546	1,759,998	2,027,077	773,830
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Share Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,376,902	(629,516)	(1,396,018)	(3,171,371)	(1,711,290)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Share Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,042,299	1,219,522	2,656,725	1,518,326	3,166,184
Non-PEO NEO | Decrease In Fair Value Of Share Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,039,985)		(307,302)	(369,601)
Non-PEO NEO | Year-end Fair Value Of Option Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,865,855	1,849,707	3,167,990	5,943,252	2,052,737
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Option Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,588,111	(2,366,351)	(3,948,214)	(4,561,808)	(4,842,349)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Option Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,079,557	2,551,974	3,189,968	1,981,811	7,018,416
Non-PEO NEO | Decrease In Fair Value Of Option Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (661,385)		$ (1,008,565)	$ (1,205,576)